Income tax (expense)/credit - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Current tax
Total current tax expense	£ (347)	£ (770)	£ (411)	£ (838)
Deferred tax
Origination and reversal of temporary differences	(1,098)	7,542	781	7,311
Total deferred tax (expense)/credit	(1,098)	7,542	781	7,311		£ 7,728
Total tax expense
Total income (expense)/credit	(1,445)	6,772	370	6,473
Weighted average annual tax rate						19.76%
Forecast
Total tax expense
Weighted average annual tax rate					22.85%
UK and US
Current tax
Current tax on loss for the period	(77)	(38)	£ (135)	(105)
UK
Total tax expense
Corporation tax rate			25.00%
Other than UK and US
Current tax
Current tax on loss for the period	£ (270)	£ (732)	£ (276)	£ (733)